INCOME TAXES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Effect of different tax rate of subsidiaries operating in other jurisdictions	(3.90%)	(36.30%)	(8.00%)
Deferred Tax Assets Operating Loss Carryforwards Indefinitely	$ 4,160	$ 4,959
Tax loss carryforwards	(818)	(769)
Ktl [Member]
Tax loss carryforwards	$ 0	$ 409
Operating Loss Carryforwards, Expiration Dates	Expire five years from respective financial years incurring the losses	Expire five years from respective financial years incurring the losses
HONG KONG [Member]
Effect of different tax rate of subsidiaries operating in other jurisdictions	16.50%	16.50%	16.50%
CHINA [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%